Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Significant estimates are used to value warranty liabilities, the fair value of derivative liabilities embedded in complex financial instruments, common stock warrants, and allowance for doubtful accounts. Actual results could differ materially from those estimates.

Discontinued Operations

Discontinued Operations

During 2014, the Company committed to a plan to sell certain contracts and rights comprised of the Company’s large commercial installations business, otherwise known as the Company’s former Commercial segment. The Company had previously reported this business as a discontinued operation, separate from the Company’s continuing operations. As of December 31, 2018, this business no longer met the criteria to be presented as discontinued operations. The remaining assets and liabilities were reclassified out of discontinued operations to continuing operations on the consolidated balance sheet as of December 31, 2017. Income from discontinued operations on the consolidated statements of operations was reclassified into the loss related to current continuing operations for the years ended December 31, 2018 and 2017 and had no impact on net loss. References to any gains or losses from discontinued operations as well as net cash used or provided by discontinued operations were removed, with these amounts reclassified into the continuing operations figures for the years ending December 31, 2018 and 2017. The 2017 financial statements have been reclassified to eliminate the presentation of the business as a discontinued operation and did not result in a material change.

Cash

Cash

The Company considers all highly liquid instruments with an original maturity of three months or less to be cash equivalents. Cash equivalents consist primarily of demand deposit accounts with financial institutions that are denominated in U.S. dollars

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company estimates anticipated losses based on the expected collectability of all accounts receivable, taking into account collection history, number of days past due, identification of specific customer exposure and current economic trends. When the Company determines a balance is uncollectible and no longer actively pursues collection of the account, it is written off. The allowance for doubtful accounts was $0.5 million and $0.8 million December 31, 2018 and 2017, respectively.

Inventory

Inventory

Inventory for our Solar Division consists primarily of solar energy system components (such as solar panels and inverters) and its cost is determined by the first-in, first-out ("FIFO") method. The inventory is stated at the lower of cost or net realizable value with an allowance for slow moving and obsolete inventory items based on an estimate of the markdown to the retail price required to sell or dispose of such items. The Company has an allowance for obsolete or slow-moving inventory of $0.7 and $0.6 million at December 31, 2018 and 2017, respectively.

POWERHOUSE™ inventories are recorded at lower of cost (incurred from third party supply channel manufacturers) or net realizable value. Cost is determined using the FIFO method. Management will establish an estimated excess and obsolete inventory reserve based on slow-moving and obsolete inventory. At December 31, 2018, there was no excess and obsolete inventory reserve.

Property and Equipment

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation of property and equipment is computed on the straight-line method over estimated useful lives, generally three to twenty years. RGS amortizes leasehold and building improvements over the shorter of the estimated useful lives of the assets or the remaining term of the lease or remaining life of the building, respectively.

Goodwill and Purchased Intangibles

Goodwill and Purchased Intangibles

Intangible assets arising from business combinations, such as acquired customer contracts and relationships (collectively, “customer relationships”), licenses, trademarks, non-compete agreements are initially recorded at fair value. Goodwill represents the excess of the purchase price over the fair value of the net identifiable assets acquired in a business combination.

The Company early adopted ASU 2017-04 during the second quarter of 2018 while performing its annual impairment test. The Company’s impairment assessment begins with a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. The qualitative assessment includes comparing the overall financial performance of the reporting units against the planned results used in the last quantitative goodwill impairment test. If it is determined under the qualitative assessment that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then a quantitative impairment test is performed. The estimated fair value of the reporting unit is compared with its carrying value (including goodwill) and if the carrying value exceeds estimated fair value, an impairment charge is recorded. As a result of the annual impairment test, the Company fully impaired the Goodwill balance charging an impairment loss to the Consolidated Statement of Operations.

Fair value of the reporting unit is determined using a discounted cash flow analysis. The use of present value techniques requires us to make estimates and judgments about the Company’s future cash flows. These cash flow forecasts will be based on assumptions that are consistent with the plans and estimates the Company uses to manage its business. The process of evaluating the potential impairment of goodwill is highly subjective and requires significant judgment at many points during the analysis. Application of alternative assumptions and definitions could yield significantly different results.

The Company capitalized the up-front POWERHOUSE™ 3.0 license payment, costs to obtain UL certification and legal costs to acquire the License. The intangible asset is amortized to operations, commencing November 2018 after UL certification, on a straight-line basis over the expected life of the License through 2034. As of December 31, 2018, the intangible asset had a carrying cost of $3.2 million, with $0.03 million in related amortization. The estimated amortization expense for each of the five succeeding fiscal years is expected to be $0.2 million per annum.

Intangible assets with finite useful lives are amortized over their respective estimated useful lives and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

Revenue Recognition	Revenue Recognition For the Company’s significant accounting policy related to revenue please see Note 3. Revenue.
Share-Based Compensation

Share-Based Compensation

The Company recognizes compensation expense for share-based awards based on the estimated fair value of the award on the date of grant and the probable attainment of a specified performance condition or over a service period. The Company uses the Black-Scholes option valuation model to estimate the fair value for purposes of accounting and disclosures. In estimating this fair value, certain assumptions are used (see Note 11. Share-Based Compensation), including the expected life of the option, risk-free interest rate, dividend yield, volatility and forfeiture rate. The use of different estimates for any one of these assumptions could have a material impact on the amount of reported compensation expense.

Income Taxes

Income Taxes

The Company recognizes income taxes under the asset and liability method. Deferred income taxes are recognized based on temporary differences between financial reporting and income tax basis of assets and liabilities, using current enacted income tax rates and regulations. These differences will result in taxable income or deductions in future years when the reported amount of the asset or liability is recovered or settled, respectively. Considerable judgment is required in determining when these events may occur and whether recovery of an asset is more likely than not. RGS has significant net operating loss carry-forwards and evaluates at the end of each reporting period whether it expects it is more likely than not that the deferred tax assets will be fully recoverable and provides a tax valuation allowance as necessary. A valuation allowance is established if it is more likely than not that a deferred tax asset will not be realized.  In determining the appropriate valuation allowance, the Company considered projected realization of tax benefits based on expected levels of future taxable income, available tax planning strategies, and its overall deferred tax position. To identify any uncertain tax positions, the Company reviews (1) the decision to exclude from the tax return certain income or transactions; (2) the assertion that a particular equity restructuring (e.g., a spin-off transaction) is tax-free when that position might actually be uncertain, and; (3) the decision not to file a tax return in a particular jurisdiction for which such a return might be required in tax years that are still subject to assessment or challenge under relevant tax statutes. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in selling, general, and administrative expenses when applicable.

Warranties

Warranties

The Company warrants its EPC solar energy systems sold to customers for up to 10 years against defects in installation workmanship. The manufacturers’ warranties on the solar energy system components, which are typically passed through to the customers, typically have product warranty periods of 10 years and a limited performance warranty period of 25 years. The Company generally provides for the estimated cost of warranties at the time the related revenue is recognized. The Company also maintains specific warranty liabilities for large commercial customers. The Company assesses the accrued warranty reserve quarterly and adjusts the amounts as necessary based on actual experience and changes in future estimates.

The Company’s manufacturing warranties for its POWERHOUSE™ solar shingle, are an 11-year product warranty, which is the standard product warranty of most traditional solar panels today, and a 24-year power production warranty. The Company receives warranties from its supply chain matching the terms of the POWERHOUSE™ solar shingle warranty. As of December 31, 2018, there were no POWERHOUSE™ sales which required an estimate of warranty liability.

Net Loss per Share

Net Loss per Share

RGS computes net loss per share by dividing net income (loss) by the weighted average number of shares of common stock outstanding for the period. Diluted net loss per share reflects the potential dilution that could occur if options or warrants to issue shares of the Company’s Class A common stock were exercised. Common share equivalents of 10,445,294 and 5,857,861 shares have been omitted from net loss per share for 2018 and 2017, respectively, as they are anti-dilutive. The Series O warrants, Series Q warrants, and the 2018 Notes are considered participating securities, and as such, are entitled to participate in any dividends or distribution of assets made by the Company. There was no effect on earnings per share for these participating securities as the Company operated with a net loss for both 2018 and 2017. See Note 8. Shareholders’ Equity for a description of these transactions.

The following table sets forth the computation of basic and diluted net income (loss) per share:

	For the Years Ended December 31,
(In thousands, except per share data)	2018	2017
Numerator for basic and diluted net loss per share	$(42,084)	$(17,700)
Denominator:
Weighted average shares for basic net loss per share	35,618	6,950
Effect of dilutive securities:
Weighted average of common stock, stock options and warrants	-	-
Denominators for diluted net loss per share	35,618	6,950
Net loss per share—basic and diluted	$(1.18)	$(2.55)

Segment Information

Segment Information

Operating segments are defined as components of a company about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the executive team. Based on the financial information presented to and reviewed by the chief operating decision maker in deciding how to allocate the resources and in assessing the performance of the Company, the Company has determined that it has three reporting segments: Solar Division, POWERHOUSE™ and corporate expenses (“other segment”).

Common Stock Warrants

Common Stock Warrants

The Company accounts for common stock warrants as either liabilities or as equity instruments depending on the specific terms of the warrant agreement. Certain of the Company’s warrants are accounted for as liabilities due to redemption provisions that are outside the control of the Company. The Company classifies these warrant liabilities with maturities of five years on the Consolidated Balance Sheet as long-term liabilities. They are revalued at each balance sheet date after their initial issuance with changes in the value recorded in earnings. The Company used a Monte Carlo pricing model to value these warrant liabilities. The Company also has issued common stock warrants which have been classified in equity. Upon exercise of the warrants, the Company determines the fair value of the warrants exercised using the share price and records the impact to common stock and additional paid-in capital.

Derivatives

Derivatives

The Company’s Senior Convertible Notes issued on April 9, 2018 (the "2018 Notes") contained conversion features and various redemption clauses that were required to be bifurcated and were initially measured and recorded at fair value and were revalued at each balance sheet date with changes in the value recorded in earnings. Each of the 2018 Notes gave the holder the right to convert the 2018 Notes into shares of Class A common stock at a set strike price (“conversion feature”). In addition to the conversion feature, redemption of the 2018 Notes could have been triggered by failure to notify the holders timely of a change in control, subsequent placement and failure to timely deliver shares to convert the 2018 Notes. The Company used a Lattice pricing model to value these derivative liabilities. The Lattice pricing model, which is based, in part, upon unobservable inputs for which there is little or no market data, required the Company to develop its own assumptions. Upon completing our fair value estimate of the derivative liabilities, the Company determined that the fair value exceeded the cash proceeds received and recorded a loss upon issuance. This loss was recorded within the “Change in fair value of derivative liabilities and loss on debt extinguishment” in our Consolidated Statements of Operations and the derivative liabilities are classified as short-term in the Consolidated Balance Sheet as of December 31, 2018, due to their maturity in April 2019. Upon exercise of the conversion option, the derivative liabilities and related debt host were accounted for as an extinguishment whereby a gain or loss was recognized in an amount equal to the difference between the recorded value of the liabilities and the fair value of the consideration issued to extinguish them.

Residential Leases

Residential Leases

To determine lease classification, the Company evaluates lease terms to determine whether there is a transfer of ownership or bargain purchase option at the end of the lease, whether the lease term is greater than 75% of the useful life, or whether the present value of minimum lease payments exceed 90% of the fair value at lease inception. The Company’s leased systems are treated as sales-type leases under GAAP accounting policies due to the present value of their minimum lease payments exceeding 90% of the fair value at lease inception.

Financing receivables are generated by solar energy systems leased to residential customers under sales-type leases. Financing receivables represents gross minimum lease payments to be received from customers over a period commensurate with the remaining lease term of up to 20 years and the systems estimated residual value, net of allowance for estimated losses. Initial direct costs for sales-type leases are recognized as cost of sales when the solar energy systems are placed in service.

For systems classified as sales-type leases, the net present value of the minimum lease payments, net of executory costs, is recognized as revenue when the lease is placed in service. This net present value as well as the net present value of the residual value of the lease at termination are recorded as other assets in the Consolidated Balance Sheet. The difference between the initial net amounts and the gross amounts are amortized to revenue over the lease term using the interest method. The residual values of the Company’s solar energy systems are determined at the inception of the lease applying an estimated system fair value at the end of the lease term.

RGS considers the credit risk profile for its lease customers to be homogeneous due to the criteria the Company uses to approve customers for its residential leasing program, which among other things, requires a minimum “fair” FICO credit quality. Accordingly, the Company does not regularly categorize its financing receivables by credit risk.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

ASU 2018-20, ASU 2018-11, ASU 2018-01 and ASU 2016-02

In February 2016, the FASB established Topic 842, Leases, by issuing Accounting Standards Update (ASU) No. 2016-02, which requires lessees to recognize leases on-balance sheet and disclose key information about leasing arrangements. Topic 842 was subsequently amended by ASU No. 2018-01, Land Easement Practical Expedient for Transition to Topic 842; ASU No. 2018-10, Codification Improvements to Topic 842, Leases; and ASU No. 2018-11, Targeted Improvements. The new standard establishes a right-of-use model (ROU) that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. The new standard is effective for the Company on January 1, 2019. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. An entity may choose to use either (1) its effective date or (2) the beginning of the earliest comparative period presented in the financial statements as its date of initial application. The Company has adopted the new standard on January 1, 2019 and used the effective date as its date of initial application. Consequently, financial information will not be updated and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2019. The new standard provides a number of optional practical expedients in transition. The Company has elected the ‘package of practical expedients’. The Company expects that this standard will have a material effect on our financial statements for contracts in which the Company is the lessee. While the Company continues to assess all of the effects of adoption, the Company currently believe the most significant effects relate to (1) the recognition of new ROU assets and lease liabilities on our balance sheet for our real estate and vehicle operating leases and (2) providing significant new disclosures about our leasing activities. The Company has made an accounting policy election to exclude immaterial leases from lease accounting and will continue to expense them as incurred similar to our capitalization policy. The new standard also provides practical expedients for an entity’s ongoing accounting. The Company has elected the short-term lease recognition exemption for all leases that qualify. This means, for those leases that qualify, the Company will not recognize ROU assets or lease liabilities, and this includes not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition. The Company has also elected the practical expedient to not separate lease and non-lease components for all of our leases.

The accounting standards noted above also requires lessors to classify leases as sales-type, direct financing or operating leases. The Company currently holds leases of solar systems where it is the lessor. While the Company continues to evaluate certain aspects of the new standard, it does not expect the new standard to have a material effect on its financial statements for contracts where the Company is the lessor and it does not expect a significant change in our sales-type leasing activities between now and adoption. The Company believes substantially all of its leases will continue to be classified as sales-type leases under the new standard. While the new standard identifies maintenance as a non-lease component of equipment lease contracts, the Company will account for solar system leases and associated maintenance service components as a single, combined lease component. Consequently, the Company does not expect the new standard’s changed guidance on contract components to significantly affect its financial reporting.

ASU 2017-11

On July 13, 2017, the FASB issued Accounting Standards Update No. 2017-11 (“ASU 2017-11”), Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features, (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception. The amendments in Part I of ASU 2017-11 change the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features. When determining whether certain financial instruments should be classified as liabilities or equity instruments, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock. The amendments also clarify existing disclosure requirements for equity-classified instruments. The amendments in Part II of ASU 2017-11 recharacterize the indefinite deferral of certain provisions of Topic 480 that now are presented as pending content in the Codification, to a scope exception. Those amendments do not have an accounting effect. For public business entities, the amendments in Part I of ASU 2017-11 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The amendments in Part II of ASU 2017-11 do not require any transition guidance because those amendments do not have an accounting effect. The Company will assess the impact of ASU 2017-11 on any derivative instruments entered into in the future.

Recently Adopted Accounting Standards

ASU 2017-04

On January 26, 2017, the FASB issued Accounting Standards Update No. 2017-04 (“ASU 2017-04”), Intangibles – Goodwill and Other (Topic 350): Simplifying the Accounting for Goodwill Impairment, which was issued to simplify the accounting for goodwill impairment. The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. All other goodwill impairment guidance remains largely unchanged. The standard is effective for financial statements issued for fiscal years beginning after December 15, 2019. The Company early adopted ASU 2017-04 during the second quarter of 2018 while performing its annual impairment test. As a result, the Company fully impaired the Goodwill balance charging an impairment loss to the consolidated statement of operations.

ASU 2014-09

On May 28, 2014, the FASB issued Accounting Standards Update No. 2014-09 (“ASU 2014-09”), which created Topic 606, Revenue from Contracts with Customers. This standard outlines a single comprehensive model for companies to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that revenue is recognized when a customer obtains control of a good or service. A customer obtains control when it has the ability to direct the use of and obtain the benefits from the good or service. Transfer of control is not the same as transfer of risks and rewards, as it is considered in current guidance. The Company adopted 2014-09 as of January 1, 2018 and utilized the modified retrospective method. See Note 3. Revenue below for all required disclosures.